Provisions (Tables)	12 Months Ended
Mar. 31, 2026
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2026 and 2025.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2024	¥120,864	¥110,455	¥231,319
Additional provisions	112,407	24,086	136,493
Amounts used	(21,320)	(5,572)	(26,892)
Unused amounts reversed	—	(5,315)	(5,315)
Amortization of discount and effect of change in discount rate	(2,292)	144	(2,148)
Others	—	(156)	(156)

Balance at March 31, 2025	209,659	123,642	333,301

Additional provisions	—	66,063	66,063
Amounts used	(15,384)	(6,843)	(22,227)
Unused amounts reversed	—	(5,456)	(5,456)
Amortization of discount and effect of change in discount rate	(16,855)	161	(16,694)
Others	—	76	76

Balance at March 31, 2026	¥177,420	¥177,643	¥355,063